Note 32 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 553	€ 651
Interest expense on financial liabilities designated at fair value through profit or loss	20	33
Interest Expense For Financial Liabilities Measured At Amortised Cost	3,775	2,980
Interest Expense For Adjustment Interest On Accounting Coverage	(178)	(200)
Interest Expense For Insurance Activity	426	362
Interest Expense On Chargeable Cost To Pension Funds	31	30
Other Interest Expense	225	150
Interest expense	€ 4,852	€ 4,007